Income Tax (Details) - HKD ($)		12 Months Ended
	Mar. 21, 2018	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax [Line Items]
Profits tax rates (in Dollars)		$ 2,000,000	$ 2,000,000	$ 2,000,000
Percentage of profit tax rate		16.50%
Percentage of flat rate	16.50%
Percentage of tax benefit		50.00%
Tiered One [Member]
Income Tax [Line Items]
Profits tax rates (in Dollars)	$ 2,000,000
Percentage of profit tax rate	8.25%
Tiered Two [Member]
Income Tax [Line Items]
Profits tax rates (in Dollars)	$ 2,000,000
Percentage of profit tax rate	16.50%
Hong Kong [Member]
Income Tax [Line Items]
Percentage of profit tax rate			8.25%	8.25%